Non-Cash Share-Based Compensation - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total share-based compensation expense	$ 8,286	$ 6,494	$ 8,051
Options
Disclosure of classes of share capital [line items]
Total share-based compensation expense	49	292	(749)
RSUs
Disclosure of classes of share capital [line items]
Total share-based compensation expense	4,359	2,833	4,210
PSUs
Disclosure of classes of share capital [line items]
Total share-based compensation expense	3,827	3,335	4,590
ESPP
Disclosure of classes of share capital [line items]
Total share-based compensation expense	$ 51	$ 34	$ 0